CAPITAL DISCLOSURES - Rollforward of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 610.5
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	0.0
Credit facility borrowing	0.0
Ending balance	714.6	$ 610.5
Term Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	501.5	1,560.7
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	39.6	(65.1)
Credit facility borrowing	0.0	0.0
Repayment		(996.0)
Issue cost amortization		1.9
Ending balance	541.1	501.5
Canadian dollar Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Beginning balance	109.0	0.0
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt	0.0	0.0
Credit facility borrowing	64.5	109.0
Repayment		0.0
Issue cost amortization		0.0
Ending balance	173.5	109.0
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	0.0	126.6
Increase (decrease) due to:
Foreign exchange impact of the Canadian dollar on U.S. and U.K. denominated debt		0.0
Credit facility borrowing		0.0
Repayment		(126.6)
Issue cost amortization		0.0
Ending balance	$ 0.0	$ 0.0